Segment Information (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of operating segments information
Revenue	2020	2019	2018
Installation and Maintenance	$32,435,217	$40,644,254	$42,206,282
Housekeeping	11,704,899	10,505,072	3,603,940
Senior care services	2,060,833	-	-
Total	$46,200,949	$51,149,326	$45,810,222
Gross Profit	2020	2019	2018
Installation and Maintenance	$12,950,290	$16,941,937	$17,847,563
Housekeeping	2,802,926	2,436,063	916,297
Senior care services	346,661	-	-
Total	$16,099,877	$19,378,000	$18,763,860
Current Assets	2020	2019	2018
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Unallocated current assets	28,700,552	25,407,391	18,670,394
Total	28,700,552	25,407,391	$18,670,394
Non-current Assets	2020	2019	2018
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	6,304,720	6,602,005	-
Unallocated non-current assets	5,943,919	5,244,708	8,022,725
Total	12,248,639	$11,846,713	$8,022,725